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TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9%
	FEDERAL HOME LOAN MORTGAGE CORP. — 36.0%(a)
73,882	Freddie Mac Gold Pool G08448		5.0000	05/01/41	$ 83,325
559,142	Freddie Mac Gold Pool Q18571		3.5000	05/01/43	605,035
523,838	Freddie Mac Gold Pool Q20545		3.5000	07/01/43	570,740
149,172	Freddie Mac Gold Pool U92432		4.0000	02/01/44	164,582
44,717	Freddie Mac Multifamily Structured Pass Through Series KF06 A(b),(c)	US0001M + 0.330%	0.4120	11/25/21	44,722
72,830	Freddie Mac Multifamily Structured Pass Through Series KF14 A(b),(c)	US0001M + 0.650%	0.7320	01/25/23	72,909
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K029 A2 A2(c),(d)		3.3200	02/25/23	1,036,326
117,082	Freddie Mac Multifamily Structured Pass Through Series K725 A1(c)		2.6660	05/25/23	118,336
440,865	Freddie Mac Multifamily Structured Pass Through Series KF22 A(b),(c)	US0001M + 0.500%	0.5830	07/25/23	441,485
1,067,935	Freddie Mac Multifamily Structured Pass Through Series Q105 A(b),(c)	SOFR30A + 0.200%	0.2500	08/25/24	1,068,211
157,410	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1 Class A-1(c)		1.7660	02/25/25	161,130
2,538,911	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2(c)		3.7990	12/25/25	2,750,975
2,021,678	Freddie Mac Multifamily Structured Pass Through Series KF60 A(b),(c)	US0001M + 0.490%	0.5730	02/25/26	2,031,235
1,890,000	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2(c)		3.7000	09/25/26	2,069,750
1,943,692	Freddie Mac Multifamily Structured Pass Through Series KF72 A(b),(c)	US0001M + 0.500%	0.5830	11/25/26	1,958,307
5,317,613	Freddie Mac Multifamily Structured Pass Through Series KF74 AS(b),(c)	MSOFR1MC + 0.530%	0.5800	01/25/27	5,354,895
2,534,677	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b),(c)	US0001M + 0.700%	0.7820	02/25/27	2,561,816
3,329,715	Freddie Mac Multifamily Structured Pass Through Series KF77 AS(b),(c)	SOFR30A + 0.900%	0.9500	02/25/27	3,360,150
1,124,984	Freddie Mac Multifamily Structured Pass Through Series KF81 AL(b),(c)	US0001M + 0.360%	0.4430	06/25/27	1,132,780
842,617	Freddie Mac Multifamily Structured Pass Through Series KF81 AS(b),(c)	SOFR30A + 0.400%	0.4500	06/25/27	846,029
3,680,391	Freddie Mac Multifamily Structured Pass Through Series KF86 AS(b),(c)	SOFR30A + 0.320%	0.3700	08/25/27	3,690,284
4,114,611	Freddie Mac Multifamily Structured Pass Through Series KF86 AL(b),(c)	US0001M + 0.290%	0.3720	08/25/27	4,125,717
534,868	Freddie Mac Multifamily Structured Pass Through Series KF93 AS(b),(c)	SOFR30A + 0.310%	0.3600	10/25/27	536,363
444,285	Freddie Mac Multifamily Structured Pass Through Series KF93 AL(b),(c)	US0001M + 0.280%	0.3620	10/25/27	445,370
7,274,247	Freddie Mac Multifamily Structured Pass Through Series K-F100 AS(b),(c)	SOFR30A + 0.180%	0.2300	01/25/28	7,284,898
7,200,000	Freddie Mac Multifamily Structured Pass Through Series K-F107 AS(b),(c)	SOFR30A + 0.250%	0.3000	03/25/28	7,229,718
3,105,000	Freddie Mac Multifamily Structured Pass Through Series K-F121 AS(b),(c)	SOFR30A + 0.180%	0.2300	08/25/28	3,109,225
4,485,000	Freddie Mac Multifamily Structured Pass Through Series KS12 A(b),(c)	US0001M + 0.650%	0.7320	08/25/29	4,499,772
5,076,282	Freddie Mac Multifamily Structured Pass Through Series KF75 AL(b),(c)	US0001M + 0.510%	0.5920	12/25/29	5,145,209
6,000,773	Freddie Mac Multifamily Structured Pass Through Series KF78 AL(b),(c)	US0001M + 0.800%	0.8830	03/25/30	6,078,106
6,000,773	Freddie Mac Multifamily Structured Pass Through Series KF78 AS(b),(c)	SOFR30A + 1.000%	1.0500	03/25/30	6,082,182
2,360,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AS(b),(c)	SOFR30A + 0.370%	0.4200	04/25/30	2,369,815

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 36.0%(a) (Continued)
2,145,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AL(b),(c)	US0001M + 0.340%	0.4220	04/25/30	$ 2,153,232
1,600,098	Freddie Mac Multifamily Structured Pass Through Series KF79 AL(b),(c)	US0001M + 0.470%	0.5520	05/25/30	1,610,146
1,478,510	Freddie Mac Multifamily Structured Pass Through Series KF79 AS(b),(c)	SOFR30A + 0.580%	0.6300	05/25/30	1,490,319
1,446,617	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b),(c)	US0001M + 0.370%	0.4520	06/25/30	1,452,079
964,412	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b),(c)	SOFR30A + 0.420%	0.4700	06/25/30	970,640
3,050,383	Freddie Mac Multifamily Structured Pass Through Series KF80 AL(b),(c)	US0001M + 0.440%	0.5230	06/25/30	3,069,614
1,711,657	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b),(c)	SOFR30A + 0.510%	0.5600	06/25/30	1,724,342
2,104,858	Freddie Mac Multifamily Structured Pass Through Series KF84 AS(b),(c)	SOFR30A + 0.320%	0.3700	07/25/30	2,114,458
2,497,881	Freddie Mac Multifamily Structured Pass Through Series KF84 AL(b),(c)	US0001M + 0.300%	0.3820	07/25/30	2,504,811
9,948,346	Freddie Mac Multifamily Structured Pass Through Series KF85 AS(b),(c)	SOFR30A + 0.330%	0.3800	08/25/30	9,993,027
3,730,067	Freddie Mac Multifamily Structured Pass Through Series KF85 AL(b),(c)	US0001M + 0.300%	0.3820	08/25/30	3,740,357
2,815,000	Freddie Mac Multifamily Structured Pass Through Series KF97 AS(b),(c)	SOFR30A + 0.250%	0.3000	12/25/30	2,828,013
772,638	Freddie Mac Multifamily Structured Pass Through Series Q008 A(b),(c)	US0001M + 0.390%	0.4720	10/25/45	775,136
1,365,000	Freddie Mac Multifamily Structured Pass Through(c),(d)		1.2420	05/25/51	1,373,492
5,199	Freddie Mac Non Gold Pool 845830(b)	US0006M + 1.664%	1.9130	07/01/24	5,235
94,550	Freddie Mac Non Gold Pool 847103(b)	H15T1Y + 2.303%	2.4280	01/01/33	95,182
754,490	Freddie Mac Non Gold Pool 780722(b)	H15T1Y + 2.220%	2.2200	08/01/33	808,262
86,621	Freddie Mac Non Gold Pool 972132(b)	H15T1Y + 2.225%	2.3500	11/01/33	92,328
146,667	Freddie Mac Non Gold Pool 1B2025(b)	US0012M + 1.862%	2.2260	06/01/34	155,463
94,549	Freddie Mac Non Gold Pool 1B2721(b)	US0012M + 1.727%	2.1020	01/01/35	98,787
128,085	Freddie Mac Non Gold Pool 783000(b)	H15T1Y + 2.280%	2.4050	01/01/35	128,573
121,370	Freddie Mac Non Gold Pool 783028(b)	H15T1Y + 2.250%	2.3750	02/01/35	129,723
81,132	Freddie Mac Non Gold Pool 1Q0160(b)	US0012M + 1.764%	2.0440	09/01/35	84,677
151,956	Freddie Mac Non Gold Pool 848575(b)	H15T1Y + 2.256%	2.3720	02/01/36	162,048
124,042	Freddie Mac Non Gold Pool 848685(b)	H15T1Y + 2.285%	2.4090	02/01/36	131,096
102,686	Freddie Mac Non Gold Pool 1Q0092(b)	H15T1Y + 2.245%	2.3670	03/01/36	109,984
61,845	Freddie Mac Non Gold Pool 1H2695(b)	H15T1Y + 2.165%	2.2900	04/01/36	61,936
227,519	Freddie Mac Non Gold Pool 1L1358(b)	H15T1Y + 2.500%	2.6010	05/01/36	243,687
165,459	Freddie Mac Non Gold Pool 1J1382(b)	US0012M + 1.640%	2.0150	11/01/36	167,226
520,883	Freddie Mac Non Gold Pool 848690(b)	H15T1Y + 2.247%	2.3230	03/01/37	557,747
18,629	Freddie Mac Non Gold Pool 1J1540(b)	US0012M + 2.180%	2.5550	03/01/37	18,757
99,331	Freddie Mac Non Gold Pool 1Q1104(b)	US0012M + 1.726%	2.1070	04/01/37	103,724
53,374	Freddie Mac Non Gold Pool 1Q1097(b)	US0012M + 1.899%	2.2740	04/01/37	53,788
44,615	Freddie Mac Non Gold Pool 972257(b)	US0012M + 1.785%	2.0350	05/01/37	44,889

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 36.0%(a) (Continued)
38,372	Freddie Mac Non Gold Pool 1Q1131(b)	US0006M + 1.776%	1.9610	06/01/37	$ 38,400
30,226	Freddie Mac Non Gold Pool 848565(b)	US0012M + 1.739%	2.1800	12/01/37	30,438
665,149	Freddie Mac Non Gold Pool 1Q1380(b)	US0012M + 1.986%	2.2710	03/01/38	694,421
73,029	Freddie Mac Non Gold Pool 1Q1446(b)	H15T1Y + 1.940%	2.0650	09/01/38	73,365
1,205,872	Freddie Mac Non Gold Pool 848949(b)	H15T1Y + 2.247%	2.2720	09/01/38	1,295,786
64,600	Freddie Mac Non Gold Pool 848568(b)	H15T1Y + 2.209%	2.3160	09/01/38	64,949
81,758	Freddie Mac Non Gold Pool 1Q1302(b)	US0012M + 1.667%	1.9330	11/01/38	82,312
33,036	Freddie Mac Non Gold Pool 1Q0647(b)	US0012M + 1.791%	2.0610	11/01/38	33,406
408,503	Freddie Mac Non Gold Pool 849046(b)	US0012M + 1.895%	2.1450	09/01/41	433,638
108,245	Freddie Mac Non Gold Pool 2B7388(b)	US0012M + 1.842%	2.2020	01/01/46	112,755
665,187	Freddie Mac Pool SB8031		2.5000	02/01/35	694,087
49,199	Freddie Mac REMICS Series 1628 LZ(c)		6.5000	12/15/23	51,170
230,865	Freddie Mac REMICS Series 2903 Z(c)		5.0000	12/15/24	246,700
33,431	Freddie Mac REMICS Series 3104 DH(c)		5.0000	01/15/26	35,145
61,845	Freddie Mac REMICS Series 2102 PE(c)		6.5000	12/15/28	69,764
42,983	Freddie Mac REMICS Series 2131 ZB(c)		6.0000	03/15/29	47,220
17,970	Freddie Mac REMICS Series 2412 OF(b),(c)	US0001M + 0.950%	1.0340	12/15/31	18,197
9,885	Freddie Mac REMICS Series 2450 FW(b),(c)	US0001M + 0.500%	0.5840	03/15/32	9,851
34,308	Freddie Mac REMICS Series 2448 FV(b),(c)	US0001M + 1.000%	1.0840	03/15/32	34,779
119,738	Freddie Mac REMICS Series 2526 FC(b),(c)	US0001M + 0.400%	0.4840	11/15/32	120,033
51,288	Freddie Mac REMICS Series 2581 FD(b),(c)	US0001M + 0.750%	0.8340	12/15/32	50,802
15,475	Freddie Mac REMICS Series 2557 WF(b),(c)	US0001M + 0.400%	0.4840	01/15/33	15,372
33,151	Freddie Mac REMICS Series 2768 PW(c)		4.2500	03/15/34	35,306
10,394	Freddie Mac REMICS Series 2881 AG(c)		4.5000	08/15/34	10,438
246,554	Freddie Mac REMICS Series 2978 JG(c)		5.5000	05/15/35	277,861
337,727	Freddie Mac REMICS Series 3036 NE(c)		5.0000	09/15/35	382,951
247,913	Freddie Mac REMICS Series 3620 AT(b),(c)		3.8400	12/15/36	263,737
214,806	Freddie Mac REMICS Series 3412 AY(c)		5.5000	02/15/38	224,866
74,030	Freddie Mac REMICS Series 3862 GA(c)		4.0000	04/15/41	79,485
166,326	Freddie Mac REMICS Series 3561 W(c)		2.7040	06/15/48	177,646
					121,787,055
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%(a)
666,000	Fannie Mae(e)		2.0000	04/25/50	667,405
2,704,000	Fannie Mae(e)		2.0000	04/25/50	2,704,844

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%(a) (Continued)
34,650	Fannie Mae Pool 762519		5.5000	11/01/23	$ 35,715
4,096	Fannie Mae Pool 303212(b)	US0006M + 2.093%	2.2440	02/01/25	4,128
2,040,000	Fannie Mae Pool BL0481		3.5800	01/01/26	2,230,683
34,868	Fannie Mae Pool 684842(b)	H15T1Y + 2.434%	2.9770	01/01/30	34,878
62,964	Fannie Mae Pool 583934(b)	H15T1Y + 2.270%	2.6450	05/01/31	63,166
87,189	Fannie Mae Pool 619105(b)	H15T1Y + 2.125%	2.2500	05/01/32	86,890
21,890	Fannie Mae Pool 642012(b)	H15T1Y + 2.265%	2.3900	05/01/32	21,835
120,934	Fannie Mae Pool 699985(b)	H15T1Y + 2.141%	2.2660	04/01/33	121,190
167,581	Fannie Mae Pool 555375		6.0000	04/01/33	196,527
117,167	Fannie Mae Pool 721424(b)	H15T1Y + 2.287%	2.3030	06/01/33	117,052
24,375	Fannie Mae Pool 725052(b)	H15T1Y + 2.163%	2.6630	07/01/33	24,324
18,148	Fannie Mae Pool 732087(b)	H15T1Y + 2.440%	2.4400	08/01/33	18,254
139,053	Fannie Mae Pool 751930(b)	US0012M + 1.750%	2.2500	10/01/33	139,367
70,601	Fannie Mae Pool AL1271(b)	H15T1Y + 2.287%	2.3620	10/01/33	71,118
467,823	Fannie Mae Pool AD0541(b)	H15T1Y + 2.188%	2.2160	11/01/33	500,669
47,131	Fannie Mae Pool 766907(b)	US0012M + 1.800%	2.1750	03/01/34	49,886
42,870	Fannie Mae Pool 783245(b)	12MTA + 1.200%	1.2990	04/01/34	43,647
52,846	Fannie Mae Pool 725392(b)	H15T1Y + 2.205%	2.3230	04/01/34	53,153
109,970	Fannie Mae Pool AL0332(b)	H15T1Y + 2.149%	2.2230	09/01/34	116,275
727,676	Fannie Mae Pool AL1270(b)	H15T1Y + 2.212%	2.2680	10/01/34	779,162
88,904	Fannie Mae Pool 813844(b)	US0006M + 1.527%	1.7300	01/01/35	92,504
218,729	Fannie Mae Pool 805753(b)	H15T1Y + 2.313%	2.4380	01/01/35	233,727
21,175	Fannie Mae Pool 995552(b)	H15T1Y + 2.162%	2.2350	05/01/35	21,396
38,542	Fannie Mae Pool 894530(b)	H15T1Y + 2.480%	2.6050	05/01/35	40,905
8,272	Fannie Mae Pool 823235(b)	US0012M + 2.473%	2.7230	06/01/35	8,380
39,984	Fannie Mae Pool 995269(b)	US0006M + 1.544%	1.7670	07/01/35	41,632
170,593	Fannie Mae Pool 889822(b)	US0012M + 1.573%	1.9260	07/01/35	177,247
91,241	Fannie Mae Pool AL0361(b)	H15T1Y + 2.223%	2.2230	07/01/35	92,048
72,451	Fannie Mae Pool 735667		5.0000	07/01/35	82,480
148,400	Fannie Mae Pool 838948(b)	US0006M + 1.510%	1.7150	08/01/35	154,421
69,752	Fannie Mae Pool 832249(b)	US0012M + 1.556%	1.7290	08/01/35	69,716
148,709	Fannie Mae Pool 829608(b)	H15T1Y + 2.223%	2.2230	08/01/35	160,185
68,142	Fannie Mae Pool 838444(b)	H15T1Y + 2.223%	2.2230	08/01/35	68,265
12,991	Fannie Mae Pool 844532(b)	12MTA + 1.769%	1.8700	11/01/35	13,542

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%(a) (Continued)
13,654	Fannie Mae Pool 846695(b)	US0006M + 2.670%	2.9200	11/01/35	$ 13,775
252,161	Fannie Mae Pool 813637(b)	H15T1Y + 2.185%	2.3100	01/01/36	262,089
35,979	Fannie Mae Pool 863729(b)	H15T1Y + 2.268%	2.3930	01/01/36	36,067
125,669	Fannie Mae Pool 846749(b)	US0006M + 2.428%	2.5530	01/01/36	127,093
24,999	Fannie Mae Pool 880366(b)	US0006M + 1.430%	1.6480	02/01/36	25,956
143,907	Fannie Mae Pool 880373(b)	US0012M + 1.540%	1.9450	02/01/36	151,760
16,384	Fannie Mae Pool 995134(b)	H15T1Y + 2.158%	2.2490	06/01/36	16,955
38,100	Fannie Mae Pool 886376(b)	12MTA + 2.284%	2.3590	08/01/36	40,476
157,783	Fannie Mae Pool 920847(b)	H15T1Y + 2.500%	2.5920	08/01/36	170,202
9,160	Fannie Mae Pool 879683(b)	H15T1Y + 2.145%	2.1710	09/01/36	9,339
16,972	Fannie Mae Pool 995949(b)	12MTA + 2.325%	2.4180	09/01/36	17,204
66,672	Fannie Mae Pool 995008(b)	12MTA + 2.210%	2.3310	10/01/36	70,648
159,173	Fannie Mae Pool 900197(b)	US0012M + 2.075%	2.5750	10/01/36	170,834
69,266	Fannie Mae Pool AE0870(b)	US0012M + 1.663%	2.0160	11/01/36	73,176
18,228	Fannie Mae Pool 906281(b)	US0012M + 1.754%	2.1290	01/01/37	18,507
464,704	Fannie Mae Pool 910289(b)	US0012M + 1.761%	2.1560	03/01/37	493,956
710,375	Fannie Mae Pool AL1890(b)	US0012M + 1.888%	2.2530	03/01/37	741,847
257,136	Fannie Mae Pool 889819(b)	US0012M + 1.547%	1.9190	04/01/37	270,448
126,759	Fannie Mae Pool 888310(b)	US0012M + 1.587%	1.9280	04/01/37	127,865
42,956	Fannie Mae Pool 748848(b)	H15T1Y + 2.274%	2.2740	06/01/37	46,272
69,148	Fannie Mae Pool 888628(b)	US0012M + 1.770%	2.1240	07/01/37	69,474
139,607	Fannie Mae Pool AD0959(b)	US0006M + 2.193%	2.4430	07/01/37	147,100
114,022	Fannie Mae Pool AB5688		3.5000	07/01/37	122,604
58,083	Fannie Mae Pool AL0920		5.0000	07/01/37	66,100
4,621	Fannie Mae Pool 899633		5.5000	07/01/37	5,170
213,703	Fannie Mae Pool AL1288(b)	US0012M + 1.595%	1.8490	09/01/37	222,412
132,923	Fannie Mae Pool AE0354(b)	US0012M + 1.742%	2.0630	09/01/37	141,136
24,645	Fannie Mae Pool AL0883(b)	US0012M + 1.074%	1.5650	01/01/38	24,772
133,844	Fannie Mae Pool 964244(b)	US0012M + 1.669%	1.9190	07/01/38	135,885
109,276	Fannie Mae Pool 964760(b)	US0012M + 1.639%	1.8890	08/01/38	110,321
7,884	Fannie Mae Pool 725320(b)	H15T1Y + 2.259%	2.3290	08/01/39	7,983
28,538	Fannie Mae Pool AC8301(b)	US0012M + 1.810%	2.1850	12/01/39	28,664
45,956	Fannie Mae Pool AC2472		5.0000	06/01/40	51,266
2,780,955	Fannie Mae Pool BM1078(b)	H15T1Y + 2.172%	2.2400	12/01/40	2,975,248

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%(a) (Continued)
29,454	Fannie Mae Pool AL2559(b)	US0012M + 1.805%	2.0720	07/01/41	$ 29,577
484,017	Fannie Mae Pool AJ0875(b)	US0012M + 1.800%	2.3000	10/01/41	512,136
49,076	Fannie Mae Pool AI4385(b)	US0012M + 1.800%	2.1750	12/01/41	49,416
564,474	Fannie Mae Pool AO4163		3.5000	06/01/42	608,896
320,847	Fannie Mae Pool AB5519		3.5000	07/01/42	346,095
3,959,090	Fannie Mae Pool AO8169		3.5000	09/01/42	4,283,658
477,403	Fannie Mae Pool AB7016		4.0000	11/01/42	522,206
886,195	Fannie Mae Pool AQ6238		3.5000	12/01/42	958,891
484,912	Fannie Mae Pool AQ9715		3.0000	01/01/43	516,787
610,592	Fannie Mae Pool MA1404		3.5000	04/01/43	660,681
234,022	Fannie Mae Pool AB9096		4.0000	04/01/43	255,987
30,448	Fannie Mae Pool 803338(b)	12MTA + 1.200%	1.2990	09/01/44	31,138
396,449	Fannie Mae Pool MA3536		4.0000	12/01/48	425,212
7,655	Fannie Mae REMICS Series 2003-41 JW(c)		5.0000	05/25/23	7,672
76,507	Fannie Mae REMICS Series 2005-100 BQ(c)		5.5000	11/25/25	78,965
4	Fannie Mae REMICS Series 1999-57 FC(b),(c)	US0001M + 0.250%	0.3340	11/17/29	4
228,020	Fannie Mae REMICS Series 2000-45 FD(b),(c)	US0001M + 0.550%	0.6370	12/18/30	227,833
156,401	Fannie Mae REMICS Series 2000-45 FG(b),(c)	US0001M + 0.550%	0.6370	12/18/30	156,272
70,544	Fannie Mae REMICS Series 2002-30 FB(b),(c)	US0001M + 1.000%	1.0860	08/25/31	71,196
47,548	Fannie Mae REMICS Series 2002-16 VF(b),(c)	US0001M + 0.550%	0.6360	04/25/32	47,394
15,088	Fannie Mae REMICS Series 2002-71 AP(c)		5.0000	11/25/32	16,187
143,868	Fannie Mae REMICS Series 2011-39 ZA(c)		6.0000	11/25/32	164,577
95,158	Fannie Mae REMICS Series 2003-134 FC(b),(c)	US0001M + 0.600%	0.6860	12/25/32	95,748
3,326	Fannie Mae REMICS Series 2003-35 FG(b),(c)	US0001M + 0.300%	0.3860	05/25/33	3,293
36,616	Fannie Mae REMICS Series 2005-29 WQ(c)		5.5000	04/25/35	41,919
115,415	Fannie Mae REMICS Series 2009-50 PT(c),(d)		5.9240	05/25/37	132,374
102,857	Fannie Mae REMICS Series 2008-86 LA(c),(d)		3.4920	08/25/38	107,815
143,412	Fannie Mae REMICS Series 2010-135 FD(b),(c)	US0001M + 0.500%	0.5860	06/25/39	142,776
461,831	Fannie Mae REMICS Series 2010-60 HB(c)		5.0000	06/25/40	522,563
3,354,984	Fannie Mae REMICS Series 2010-141 FB(b),(c)	US0001M + 0.470%	0.5560	12/25/40	3,401,990
1,966,705	Fannie Mae REMICS Series 2012-121 AF(b),(c)	US0001M + 0.380%	0.4660	11/25/42	1,980,590
113,625	Fannie Mae REMICS Series 2013-63 YF(b),(c)	US0001M + 1.000%	1.0860	06/25/43	113,001
3,664,042	Fannie Mae REMICS Series 2014-19 FQ(b),(c)	US0001M + 0.350%	0.4360	04/25/44	3,690,713
2,348,581	Fannie Mae REMICS Series 2014-63 FL(b),(c)	US0001M + 0.400%	0.4860	10/25/44	2,363,839

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%(a) (Continued)
1,688,320	Fannie Mae REMICS Series 2015-4 BF(b),(c)	US0001M + 0.400%	0.4860	02/25/45	$ 1,700,208
2,644,100	Fannie Mae REMICS Series 2020-35 FA(b),(c)	US0001M + 0.500%	0.5960	06/25/50	2,643,367
300,313	Fannie Mae-Aces Series 2015-M17 FA(b),(c)	US0001M + 0.930%	1.0160	11/25/22	300,577
1,975,975	Fannie Mae-Aces Series 2017-M3 A2(c),(d)		2.5490	12/25/26	2,090,751
2,970,000	Fannie Mae-Aces Series 2017-M14 A2(c),(d)		2.9640	11/25/27	3,210,753
					48,842,277
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.5%
223,906	Ginnie Mae II Pool 891616(b)	H15T1Y + 1.400%	1.4900	06/20/58	229,556
1,105	Ginnie Mae II Pool 751387(d)		4.7420	01/20/61	1,179
13,871	Ginnie Mae II Pool 710065(d)		4.8100	02/20/61	14,743
72,700	Ginnie Mae II Pool 751408(d)		4.8170	06/20/61	74,912
10,655	Ginnie Mae II Pool 710084(d)		4.7000	08/20/61	10,869
54,538	Ginnie Mae II Pool 894704(b)	H15T1Y + 0.865%	0.9550	10/20/61	55,763
323,097	Ginnie Mae II Pool 896982(b)	H15T1Y + 1.140%	1.2300	12/20/61	328,327
26,027	Ginnie Mae II Pool 773431(d)		4.5310	12/20/61	28,018
1,391	Ginnie Mae II Pool 773437(d)		4.4850	02/20/62	1,424
1,550	Ginnie Mae II Pool 757339(d)		4.8620	02/20/62	1,596
8,294	Ginnie Mae II Pool 759745(d)		4.8150	05/20/62	8,972
590,955	Ginnie Mae II Pool 897906(b)	H15T1Y + 0.830%	0.9200	06/20/62	603,932
2,550	Ginnie Mae II Pool 757348(d)		4.8490	06/20/62	2,682
1,333,501	Ginnie Mae II Pool 896363(b)	H15T1Y + 0.716%	0.8060	07/20/62	1,356,300
20,449	Ginnie Mae II Pool 766540(d)		4.5830	07/20/62	20,422
3,365	Ginnie Mae II Pool 766556(d)		4.7550	08/20/62	3,623
331,255	Ginnie Mae II Pool 899072(b)	US0001M + 2.020%	2.1160	10/20/62	344,265
12,850	Ginnie Mae II Pool 777432(d)		4.5990	10/20/62	13,166
4,287	Ginnie Mae II Pool 765229(d)		4.5530	11/20/62	4,345
2,833	Ginnie Mae II Pool 766542(d)		4.5900	11/20/62	2,809
104,399	Ginnie Mae II Pool 777440(d)		4.5060	12/20/62	111,010
1,259,718	Ginnie Mae II Pool 899633(b)	US0001M + 2.045%	2.1450	01/20/63	1,314,375
514,361	Ginnie Mae II Pool 898433(b)	US0001M + 2.165%	2.2630	01/20/63	535,412
811,825	Ginnie Mae II Pool 899650(b)	US0001M + 1.890%	1.9860	02/20/63	845,348
94,143	Ginnie Mae II Pool 898416(b)	US0001M + 1.930%	2.0270	02/20/63	97,849
1,223,275	Ginnie Mae II Pool 899765(b)	US0001M + 1.999%	2.0940	02/20/63	1,274,248
470,364	Ginnie Mae II Pool 898436(b)	US0001M + 2.200%	2.2960	02/20/63	488,234

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.5% (Continued)
429,116	Ginnie Mae II Pool 899651(b)	US0001M + 2.339%	2.4370	02/20/63	$ 450,188
90,976	Ginnie Mae II Pool 777428(d)		4.2850	02/20/63	91,541
32,646	Ginnie Mae II Pool AF5211(b)	H15T1Y + 1.390%	1.4800	11/20/63	33,248
54,771	Ginnie Mae II Pool AE9606(b)	H15T1Y + 1.140%	1.2300	08/20/64	56,136
61,841	Ginnie Mae II Pool AK0197(b)	H15T1Y + 0.703%	0.7920	09/20/64	63,035
29,881	Ginnie Mae II Pool AG8190(b)	H15T1Y + 1.136%	1.2260	09/20/64	30,530
52,377	Ginnie Mae II Pool AG8209(b)	H15T1Y + 0.884%	0.9740	10/20/64	53,571
42,590	Ginnie Mae II Pool AG8275(b)	H15T1Y + 1.136%	1.2260	03/20/65	43,565
916,181	Government National Mortgage Association Series 2011-129 FB(b),(c)	US0001M + 0.250%	0.3350	06/16/26	909,746
11,987	Government National Mortgage Association Series 2012-124 HT(c),(d)		6.5000	07/20/32	11,748
55,157	Government National Mortgage Association Series 2003-72 Z(c),(d)		5.2970	11/16/45	60,055
63,634	Government National Mortgage Association Series 2010-H03 FA(b),(c)	US0001M + 0.550%	0.6380	03/20/60	63,938
182,311	Government National Mortgage Association Series 2011-H01 AF(b),(c)	US0001M + 0.450%	0.5400	11/20/60	182,914
291,243	Government National Mortgage Association Series 2010-H28 FE(b),(c)	US0001M + 0.400%	0.4900	12/20/60	291,878
232,444	Government National Mortgage Association Series 2011-H03 FA(b),(c)	US0001M + 0.500%	0.5900	01/20/61	233,450
385,784	Government National Mortgage Association Series 2011-H06 FA(b),(c)	US0001M + 0.450%	0.5400	02/20/61	387,094
508,244	Government National Mortgage Association Series 2011-H07 FA(b),(c)	US0001M + 0.500%	0.5900	02/20/61	509,930
51,744	Government National Mortgage Association Series 2011-H08 FA(b),(c)	US0001M + 0.600%	0.6900	02/20/61	52,033
214,004	Government National Mortgage Association Series 2011-H08 FG(b),(c)	US0001M + 0.480%	0.5700	03/20/61	214,876
246,485	Government National Mortgage Association Series 2011-H09 AF(b),(c)	US0001M + 0.500%	0.5900	03/20/61	247,453
101,206	Government National Mortgage Association Series 2011-H11 FA(b),(c)	US0001M + 0.500%	0.5900	03/20/61	101,662
14,466	Government National Mortgage Association Series 2015-H05 FA(b),(c)	US0001M + 0.300%	0.3900	04/20/61	14,315
24,960	Government National Mortgage Association Series 2012-H21 CF(b),(c)	US0001M + 0.700%	0.7900	05/20/61	24,943
89,385	Government National Mortgage Association Series 2011-H15 FA(b),(c)	US0001M + 0.450%	0.5400	06/20/61	89,682
4,186	Government National Mortgage Association Series 2011-H23 HA(c)		3.0000	12/20/61	4,362
330,235	Government National Mortgage Association Series 2012-H11 FA(b),(c)	US0001M + 0.700%	0.7900	02/20/62	330,931
498,739	Government National Mortgage Association Series 2012-H20 PT(b),(c)		0.9190	07/20/62	498,132
10,778	Government National Mortgage Association Series 2012-H29 HF(b),(c)	US0001M + 0.500%	0.5900	10/20/62	10,703
19,931	Government National Mortgage Association Series 2013-H02 GF(b),(c)	US0001M + 0.500%	0.5900	12/20/62	19,819
1,125,961	Government National Mortgage Association Series 2013-H22 FT(b),(c)	H15T1Y + 0.650%	0.7200	04/20/63	1,122,142
23,386	Government National Mortgage Association Series 2015-H13 FL(b),(c)	US0001M + 0.280%	0.3700	05/20/63	23,241
963,043	Government National Mortgage Association Series 2013-H25 SA(b),(c)	US0001M + 0.750%	0.8400	10/20/63	976,206
4,376,326	Government National Mortgage Association Series 2014-H12 HZ(c),(d)		4.6010	06/20/64	4,637,850
653,227	Government National Mortgage Association Series 2014-H14 GF(b),(c)	US0001M + 0.470%	0.5600	07/20/64	655,338

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.9% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.5% (Continued)
446,185	Government National Mortgage Association Series 2014-H16 FL(b),(c)	US0001M + 0.470%	0.5730	07/20/64	$ 447,675
1,069,915	Government National Mortgage Association Series 2014-H15 FA(b),(c)	US0001M + 0.500%	0.5900	07/20/64	1,076,876
757,924	Government National Mortgage Association Series 2014-H14 FA(b),(c)	US0001M + 0.500%	0.6030	07/20/64	763,341
28,626	Government National Mortgage Association Series 2018-H02 FJ(b),(c)	US0001M + 0.200%	0.2900	10/20/64	28,610
212,117	Government National Mortgage Association Series 2015-H04 FL(b),(c)	US0001M + 0.470%	0.5600	02/20/65	213,399
2,253	Government National Mortgage Association Series 2015-H09 HA(c)		1.7500	03/20/65	2,263
3,323	Government National Mortgage Association Series 2015-H11 FA(b),(c)	US0001M + 0.250%	0.3400	04/20/65	3,286
74,463	Government National Mortgage Association Series 2015-H12 FL(b),(c)	US0001M + 0.230%	0.3200	05/20/65	74,353
33,055	Government National Mortgage Association Series 2015-H19 FH(b),(c)	US0001M + 0.300%	0.3900	07/20/65	32,880
1,097,668	Government National Mortgage Association Series 2015-H27 FA(b),(c)	US0001M + 0.750%	0.8400	09/20/65	1,110,760
633,485	Government National Mortgage Association Series 2016-H02 FH(b),(c)	US0001M + 1.000%	1.0900	01/20/66	642,617
4,464,070	Government National Mortgage Association Series 2017-H05 FC(b),(c)	US0001M + 0.750%	0.8400	02/20/67	4,523,932
254,204	Government National Mortgage Association Series 2018-H04 FG(b),(c)	US0001M + 0.280%	0.3700	02/20/68	254,065
1,182,477	Government National Mortgage Association Series 2018-H11 FJ(b),(c)	US0012M + 0.080%	0.3270	06/20/68	1,169,580
2,893,681	Government National Mortgage Association Series 2018-H16 FA(b),(c)	US0001M + 0.420%	0.5100	09/20/68	2,902,529
4,116,189	Government National Mortgage Association Series 2020-H04 FP(b),(c)	US0001M + 0.500%	0.5900	06/20/69	4,146,506
190,694	Government National Mortgage Association Series 2019-H13 FT(b),(c)	H15T1Y + 0.450%	0.5200	08/20/69	190,619
5,461,053	Government National Mortgage Association Series 2020-H02 FG(b),(c)	US0001M + 0.600%	0.6900	01/20/70	5,523,355
2,358,253	Government National Mortgage Association Series 2020-H07 FL(b),(c)	US0001M + 0.650%	0.7370	04/20/70	2,382,765
					45,759,045
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $213,550,926)				216,388,377
	U.S. TREASURY NOTES — 31.2%
14,535,000	United States Treasury Note		0.1250	02/28/23	14,526,199
3,965,000	United States Treasury Note		1.3750	06/30/23	4,044,687
17,485,000	United States Treasury Note		1.2500	07/31/23	17,807,722
15,725,000	United States Treasury Note		0.2500	09/30/23	15,713,022
2,350,000	United States Treasury Note		0.3750	04/15/24	2,347,521
9,480,000	United States Treasury Note		0.3750	01/31/26	9,275,217
3,125,000	United States Treasury Note		0.5000	02/28/26	3,071,655
805,000	United States Treasury Note		0.7500	04/30/26	798,648
12,450,000	United States Treasury Note		0.7500	08/31/26	12,312,856

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 31.2% (Continued)
21,335,000	United States Treasury Note	1.1250	02/15/31	$ 20,648,281
5,030,000	United States Treasury Note	1.2500	08/15/31	4,902,285
	TOTAL U.S. TREASURY NOTES (Cost $105,596,972)			105,448,093

	SHORT-TERM INVESTMENTS — 5.4%
	U.S. TREASURY BILLS — 5.4%
6,245,000	United States Treasury Bill	–	10/07/21	6,244,972
11,985,000	United States Treasury Bill	–	10/12/21	11,984,933
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,229,907)			18,229,905

	TOTAL INVESTMENTS - 100.5% (Cost $337,377,805)			$ 340,066,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(1,555,407)
	NET ASSETS - 100.0%			$ 338,510,968

REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
MSOFR1MC	SOFR 1M Historical Calendar Day Compounded
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2021.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	To be announced security.